SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF RESTRICTED ORDINARY SHARES HELD BY THE COMPANY'S EMPLOYEES

A summary of the Company’s restricted ordinary shares held by the Company’s employees for the years ended December 31, 2021 and 2022 is presented below:

	Number of shares	Weighted average grant date fair value
Unvested as of January 1, 2021	5,436,595	1.32
Granted	8,309,677	4.65
Vested	(5,436,595)	1.32
Forfeited	(295,000)	3.19
Unvested as of December 31, 2021	8,014,677	4.71
Granted	3,822,089	0.66
Vested	(1,755,548)	7.45
Forfeited	(5,104,733)	2.21
Unvested as of December 31, 2022	4,976,485	3.20

SCHEDULE OF COMPENSATION EXPENSES RECOGNIZED

Total compensation expenses recognized for restricted ordinary shares for the years ended December 31, 2020, 2021 and 2022 were allocated to the following expense items:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Research and development expenses	-	8,618	(5,158)
General and administrative expenses	67,026	112,218	59,133
Selling and marketing expenses	-	4,191	1,275
Total restricted ordinary shares compensation expenses	67,026	125,027	55,250

SCHEDULE OF SHARE OPTIONS ACTIVITIES

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$
Outstanding as of January 1, 2021	25,198,592	0.25
Granted	5,355,499	0.26
Forfeited	(1,754,969)	0.30
Excercised	(6,729,352)	0.26
Outstanding as of December 31, 2021	22,069,770	0.25
Forfeited	(755,960)	0.34
Excercised	(3,718,773)	0.25		7,160
Outstanding as of December 31, 2022	17,595,037	0.24
Vested and expected to vest as of December 31, 2022	17,595,037	0.24	4.66	30,507
Exercisable as of December 31, 2022	16,708,959	0.21	3.59	30,245

SCHEDULE OF FAIR VALUE ASSUMPTIONS

The fair values of the options granted are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

Grant dates:	2020	2021
Risk free rate of return	0.61%-1.88%	1.06%-1.57%
Volatility	48.21%-49.36%	48.76%-49.21%
Expected dividend yield	0%	0%
Exercise multiple	2.20	2.20
Fair value of underlying ordinary share	US$1.30- US$3.12	US$1.45- US$16.70
Expiration terms	10 years	10 years

Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF COMPENSATION EXPENSES RECOGNIZED

	RMB	RMB	RMB
	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	761	507	(621)
Research and development expenses	909	9,946	(795)
Selling and marketing expenses	3,467	16,960	(765)
General and administrative expenses	25,132	109,530	54,393
Total share option compensation expenses	30,269	136,943	52,212